Income tax expense	12 Months Ended
Jun. 30, 2019
Income tax expense
Income tax expense

10 Income tax expense

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
Current tax:
Current tax on profit for the year	(498)	(1,809)	(19,722)
Adjustment in respect of previous years	229	2,590	(2,651)
Foreign tax	(214)	(723)	(2,103)
Total current tax (expense)/credit	(483)	58	(24,476)
Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	(3,452)	(9,371)	(3,379)
Adjustment in respect of previous years	776	(1,787)	1,782
Impact of change in US federal corporate income tax rate on opening balance(2)	—	(48,954)	—
Total US deferred tax expense (note 16)	(2,676)	(60,112)	(1,597)
UK deferred tax:
Origination and reversal of temporary differences	(5,515)	(3,650)	6,161
Adjustment in respect of previous years	79	242	938
Impact of change in UK corporation tax rate	—	—	1,595
Total UK deferred tax (expense)/credit (note 16)	(5,436)	(3,408)	8,694
Total deferred tax (expense)/credit	(8,112)	(63,520)	7,097
Total income tax expense	(8,595)	(63,462)	(17,379)

A reconciliation of the total income tax expense is as follows:

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
Profit before tax	27,476	25,833	56,588
Profit before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2018: 28.0%; 2017: 35.0%)	(5,770)	(7,233)	(19,806)
Tax effects of:
Adjustment in respect of previous years	1,085	923	69
Difference in tax rates on non-US operations	63	491	244
Foreign exchange gains on US dollar denominated tax basis	1,311	238	2,362
Expenses not deductible for tax purposes	(3,093)	(695)	(248)
Impact of change in US federal corporate income tax rate on opening balance(2)	—	(48,954)	—
Re-measurement of unrealized foreign exchange US deferred tax asset (3)	—	(8,795)	—
Re-measurement of foreign tax credit US deferred tax asset(4)	(2,191)	1,637	—
One time mandatory US tax charge	—	(1,074)	—
Total income tax expense	(8,595)	(63,462)	(17,379)
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

The deferred tax expense for the year ended 30 June 2018 included a non-cash, tax accounting write-off of £49.0 million following the enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21% which necessitated re-measurement of the then existing US deferred tax position.

(3)

It is no longer deemed probable that the cumulative unrealized foreign exchange gains or losses arising on USD denominated debt will be deductible for US tax purposes when realized. The associated deferred tax asset was therefore derecognized resulting in a non-cash tax expense of £8.8 million in the year ended 30 June 2018. Unrealized foreign exchange gains or losses arising on USD denominated debt are now treated as permanent differences within expenses not deductible for tax purposes.

(4)	The deferred tax asset associated with foreign tax credits is continuously re-measured. This has resulted in a write-off of £2.2 million (2018: write back of £1.6 million; 2017: £nil).

In addition to the amount recognized in the statement of profit or loss, the following amounts relating to tax have been recognized directly in other comprehensive income:

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
US deferred tax (note 16)	(2,208)	(17,494)	(1,860)
UK deferred tax (note 16)	2,842	(4,190)	(15,256)
Total deferred tax	634	(21,684)	(17,116)
Current tax	(1,900)	—	16,251
Total income tax expense recognized in other comprehensive income	(1,266)	(21,684)	(865)
(1)	Comparative amounts have been restated—see note 33 for further details.